Contingencies, commitments and restrictions on the distribution of profits - Contingencies (Details) € in Thousands, R$ in Thousands, $ in Thousands, $ in Millions									1 Months Ended			12 Months Ended
	Dec. 12, 2022 D	Sep. 06, 2022 item	Jul. 13, 2022 item	Jun. 14, 2022 USD ($)	Oct. 12, 2020 USD ($)	Sep. 14, 2019 BRL (R$)	Aug. 27, 2019 BRL (R$)	Nov. 30, 2015 ARS ($) installment	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Feb. 21, 2017 USD ($) installment	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 contract	Dec. 31, 2014 BRL (R$) item	Dec. 31, 2013 item director	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 BRL (R$)	Jan. 31, 2022 USD ($)	Sep. 10, 2021 EUR (€)	Sep. 08, 2021 USD ($)	Mar. 04, 2021 USD ($)	Feb. 02, 2021 USD ($)	Feb. 02, 2021 ARS ($)	Dec. 04, 2018 USD ($)
Contingencies, commitments and restrictions on the distribution of profits
Payments for extraordinary regime of regularization of tax obligations											$ 166,300
Number of monthly consecutive installments for payments of extraordinary regime | installment											60
Total amount of loan												$ 1,465,437				$ 1,439,603	$ 1,344,817										$ 30,500
Revenue												1,378,663				706,913	607,356
Bad debt recovery recognized												4,760				(6,416)	$ (13,482)
Amount of identified three total payments | R$																			R$ 858
Legal action to claiming for late payment of taxes | R$						R$ 1,300
Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Total purchase price | €																						€ 4,500
TA Concession Agreement | Toscana Aeroporti S.p.A.
Contingencies, commitments and restrictions on the distribution of profits
Payments for confirmation deposit with no property passage									$ 3,200
Amount of guarantees constituted										$ 600
Amount of guarantees released									$ 150
Number of hearings | item		2	2
Number of days to submit a response | D	30
Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Revenue												79,713				51,706
Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB") | Minimum
Contingencies, commitments and restrictions on the distribution of profits
Legal action fines | R$														R$ 40,000
Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB") | Maximum
Contingencies, commitments and restrictions on the distribution of profits
Legal action fines | R$														R$ 150,000
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Contingencies, commitments and restrictions on the distribution of profits
Revenue												96,199				$ 65,155
AA2000
Contingencies, commitments and restrictions on the distribution of profits
Number of tax assessments proceedings initiated | item																			3	3
Number of tax assessments proceedings initiated with respect to income tax deductions from services rendered by third parties | item																			2	2
Legal proceedings claim payments								$ 18.4
Number of monthly consecutive installments for claim payments | installment								36
AA2000 | ARSA
Contingencies, commitments and restrictions on the distribution of profits
Total amount of loan																													$ 36,500	$ 120.6
Revenue				$ 4,800
Bad debt recovery recognized				10,100
Foreign exchange income recognized				13,000
Interest income recognized				$ 4,800
Criminal proceeding against former director
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings, number of defendant former director | director																				2
Tax Proceedings
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim payments | R$							R$ 17,000
Tax Proceedings | Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim payments					$ 900
Legal proceedings claim amount																												$ 1,400
Lawsuit initiated by Federal District on pending IPTU, one | Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount												1,000									R$ 5,000
Lawsuit initiated by Federal District on pending IPTU , two | Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount																							$ 200	R$ 1,200
TAGSA legal proceedings | Inframerica Concessionria do Aeroporto de Braslia S.A. ("ICAB")
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount																									$ 4,500
Aeropuertos del Neuqu'n S.A. ("NQN") legal proceedings
Contingencies, commitments and restrictions on the distribution of profits
Amount claimed by former attorney, provisionally assessed fees													$ 117.6
Total amount claimed by former attorney												1,000	$ 177.6
ANSA legal proceedings, relating to claim by a supplier for breach of contract, one
Contingencies, commitments and restrictions on the distribution of profits
Amount of ANSAs bank accounts attached																															$ 600
Provision												500
ANSA legal proceedings, relating to claim by a supplier for breach of contract, two
Contingencies, commitments and restrictions on the distribution of profits
Legal proceedings claim amount												500
Amount of ANSAs bank accounts attached												250
Insurance offered by ANSA												500
Italian Proceedings | ARSA
Contingencies, commitments and restrictions on the distribution of profits
Number of preliminary sales contracts | contract																		2
Provision | €															€ 0
Italian Proceedings | ARSA | First contract
Contingencies, commitments and restrictions on the distribution of profits
Repayment of contract expected price | €																						75,000				€ 72,000
Contract expected price												$ 3,000
Italian Proceedings | ARSA | Second contract
Contingencies, commitments and restrictions on the distribution of profits
Repayment of contract expected price | €																						90				€ 81
Contract expected price | €																						€ 8